Segment reporting	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Segment reporting

Note 12 – Segment reporting

The Company consists of two types of operations. Focus Universal, Inc. and Perfecular Inc. (“Focus”) involve wholesale, research and development of universal smart instrument and farming devices. AVX Design & Integration, Inc. (“AVX”) is an IoT installation and management company specializing in high performance and easy to use audio/video, home theater, lighting control, automation, and integration. The table below discloses income statement information by segment.

	Six months ended June 30, 2021
	Focus	AVX	Total

Revenue	$526,161	$83,841	$610,002
Revenue - related party	15,141	–	15,141
Total revenue	541,302	83,841	625,143

Cost of Revenue	422,663	78,183	500,846

Gross Profit	118,639	5,658	124,297

Operating Expenses:
Selling	332	626	958
Compensation - officers	73,100	–	73,100
Research and development	110,372	–	110,372
Professional fees	669,679	1,471	671,150
General and administrative	519,574	131,871	651,445
Total Operating Expenses	1,373,057	133,968	1,507,025

Loss from Operations	(1,254,418)	(128,310)	(1,382,728)

Other Income (Expense):
Interest income (expense), net	(20,715)	(2,041)	(22,756)
Other income (expense), net	245,241	(2,418)	242,823
Total other income (expense)	224,526	(4,459)	220,067

Loss before income taxes	(1,029,892)	(132,769)	(1,162,661)

Tax expense	–	–	–

Net Loss	$(1,029,892)	$(132,769)	$(1,162,661)